Annual Total Returns- Janus Henderson Global Allocation Fund - Growth (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Global Allocation Fund - Growth - Class D	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	13.53%	(6.44%)	14.93%	19.58%	3.06%	(2.09%)	3.53%	19.72%	(8.22%)	19.96%